Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income/(loss)	$ 36,836	$ 13,392	$ (12,338)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	5,503	6,100	4,898
Amortization and write-off of special survey costs	388	384	406
Allowance for credit losses	(78)	118	11
Amortization and write-off of financing costs	247	303	247
Amortization of restricted common stock grants	171
Loss from debt extinguishment	379	34	541
Loss/(Gain) from financial derivative instrument	59	(555)
Loss on vessels held for sale			2,389
Gain on sale of vessels, net	(25,125)
Issuance of common stock under the promissory note			55
Changes in assets and liabilities:
Inventories	954	(344)	(886)
Due from/(to) related parties	(231)	(2,940)	6,276
Trade accounts receivable, net	5,583	(8,871)	(1,064)
Prepayments and other assets	(97)	(18)	(53)
Insurance claim receivable	608	(608)
Special survey cost	(1,379)	(519)
Trade accounts payable	(1,094)	(227)	(618)
Hire collected in advance	(960)	2,133	(726)
Accrued and other liabilities	(322)	(108)	(34)
Net cash provided by/(used in) operating activities	21,442	8,274	(896)
Cash flow from investing activities:
Proceeds from the sale of vessel, net	64,213	8,509
Advance for vessel acquisition	(2,663)
Payments for vessel acquisition	(28,500)	(2,995)	(43,005)
Ballast water treatment system installation	(768)	(561)	(175)
Vessel additions	(77)		(14)
Short-term investment in time deposits	(20,000)
Net cash provided by investing activities	12,205	4,953	(43,194)
Cash flows from financing activities:
Proceeds from long-term debt	34,500		59,500
Repayment of long-term debt	(38,760)	(12,030)	(35,980)
Contributions from non-controlling interest	4,520
Gross proceeds from issuance of common stock			25,000
Common stock offering costs			(1,899)
Gross proceeds from the issuance of Series A Convertible Preferred units 9			6,170
Preferred shares offering costs			(548)
Proceeds from exercise of warrants into common shares			202
Repayment of promissory note	(6,000)		(1,000)
Financial derivative instrument	561	10	(74)
Payment of financing costs	(277)	(20)	(907)
Preferred stock dividends paid	(797)	(871)	(537)
Common stock re-purchase program	(1,244)
Fractional shares paid		(1)
Net cash provided by/(used in) financing activities	(7,497)	(12,912)	49,927
Net increase in cash and cash equivalents and restricted cash	26,150	315	5,837
Cash and cash equivalents and restricted cash at the beginning of the period	10,189	9,874	4,037
Cash and cash equivalents and restricted cash at the end of the period	36,339	10,189	9,874
SUPPLEMENTAL INFORMATION:
Cash paid for interest	5,630	3,912	2,929
Non-cash financing activities – issuance of common stock under the promissory note			1,055
Non-cash financing activities – Promissory Note increase financing acquisition of vessel “Pyxis Lamda”			3,000
Non-cash financing activities – issuance of common stock financing acquisition of vessel “Pyxis Lamda”			2,172
Unpaid portion for common stock offering costs and issuance of preferred shares			77
Unpaid portion of financing costs	16		412
Unpaid portion of Special survey cost	126
Unpaid portion of vessel additions			15
Unpaid portion of Ballast water treatment system installation	43		16
Unpaid portion of acquisition of vessel “Pyxis Lamda”			$ 2,995